Investment Strategy	Sep. 23, 2026
Hartford Alpha Capture International Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies. The Fund seeks to outperform the MSCI EAFE Growth Index. The Fund invests across a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund may invest in companies of any market capitalization, but tends to focus on large and medium capitalization companies. The Fund may trade securities actively. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management Company LLP (“Wellington Management”), with different investment approaches to growth investing. Each fundamental equity investment team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager selects a subset of securities from the investable universe for inclusion in the portfolio, seeking to include stocks that the fundamental equity investment teams believe are high conviction or otherwise offer attractive risk-return characteristics. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile or support overall portfolio construction targets. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and broad-based Fund profile consistent with the Fund’s overall focus on growth investing. The portfolio manager also uses quantitative portfolio construction tools as part of the investment process. Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock Investments are deemed to be “foreign” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; (c) the principal trading market for a security of an issuer is located in a foreign country; or (d) it is a foreign currency or the investment is denominated in a foreign currency. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included in a third-party growth index (e.g. MSCI ACWI Growth Index, Russell 3000 Growth Index or the FTSE All-World Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as how a company’s price-to-earnings (P/E) ratio, earnings per share (EPS) growth and/or revenue growth compare to the median of the MSCI EAFE Index (Net). A company may be determined to be a growth company under any of these factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included in a third-party growth index (e.g. MSCI ACWI Growth Index, Russell 3000 Growth Index or the FTSE All-World Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as how a company’s price-to-earnings (P/E) ratio, earnings per share (EPS) growth and/or revenue growth compare to the median of the MSCI EAFE Index (Net). A company may be determined to be a growth company under any of these factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included in a third-party growth index (e.g. MSCI ACWI Growth Index, Russell 3000 Growth Index or the FTSE All-World Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as how a company’s price-to-earnings (P/E) ratio, earnings per share (EPS) growth and/or revenue growth compare to the median of the MSCI EAFE Index (Net). A company may be determined to be a growth company under any of these factors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies.
Hartford Alpha Capture SMID Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in common stocks of issuers located in the United States. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research to identify undervalued companies in the marketplace relative to a variety of characteristics. Under normal circumstances, the Fund invests at least 80% of its assets in securities of small and mid-capitalization issuers. The Fund seeks to outperform the Russell 2500 Index. The Fund seeks to invest broadly across companies and industries. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market. The Fund may trade securities actively. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management. Each fundamental equity investment team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager selects a subset of securities from the investable universe for inclusion in the portfolio, seeking to include stocks that the fundamental equity investment teams believe are high conviction or otherwise offer attractive risk-return characteristics. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile or support overall portfolio construction targets. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and broad-based Fund profile consistent with the Fund’s overall focus on small and mid-capitalization securities. The portfolio manager also uses quantitative portfolio construction tools as part of the investment process. The Fund defines small- and mid-cap securities as companies with market caps within the collective range of the Russell 2500 Index. As of June 30, 2026, this range was approximately $8.53 million to $30.65 billion for the Russell 2500 Index. The market capitalization range of this index changes over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market. The Fund may trade securities actively. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market. The Fund may trade securities actively. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in securities of small and mid-capitalization issuers.